Shareholder Report, Average Annual Return (Details) 199959_Wilshire Income Opportunities Fund_Investment Class_TSR Annual {Investment Class}	12 Months Ended	60 Months Ended	117 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Investment Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investment Class (without sales charge)
Average Annual Return, Percent	7.18%	1.02%	2.74%
Bloomberg U.S. Universal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	7.58%	0.06%	2.21%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Blended Index
Average Annual Return, Percent	8.01%	1.27%	3.16%